Stock-Based Compensation - Schedule of Movements in Outstanding RSUs and PSUs (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
RSUs [Member]
Schedule of Movements in Outstanding RSUs and PSUs [Line Items]
Number of units ,Beginning Balance	1,606,169
Granted	54,950	1,820,892
Forfeited	(147,050)	(147,598)
Exercised	(304,973)	(67,125)
Number of units ,ending Balance	1,209,096	1,606,169
PSUs [Member]
Schedule of Movements in Outstanding RSUs and PSUs [Line Items]
Number of units ,Beginning Balance	733,080
Granted		733,080
Forfeited	(28,800)
Number of units ,ending Balance	704,280	733,080